Earnings/(Loss) per share	12 Months Ended
Dec. 31, 2025
Earnings / (Loss) per share
Earnings / (Loss) per share

Note 38.Earnings / (Loss) per share

The following table shows the computation of basic and diluted net earnings / (loss) per share for the Group.

	12 months ended December 31,
Earnings / (loss) per share	2025	2024	2023
Net earnings / (loss) attributable to WISeKey International Holding Ltd (USD’000)	(6,072)	(13,446)	(15,360)
Effect of potentially dilutive instruments on net gain (USD’000)	n/a	n/a	n/a
Net earnings / (loss) attributable to WISeKey International Holding Ltd after effect of potentially dilutive instruments (USD’000)	n/a	n/a	n/a

Class A Shares, par value CHF 0.01, CHF 0.01 and CHF 0.25
Shares used in net earnings / (loss) per Class A Share computation:
Weighted average Class A Shares outstanding - basic	1,600,880	1,600,880	1,600,880
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average Class A Shares outstanding - diluted	1,600,880	1,600,880	1,600,880

Net earnings / (loss) per Class A Share
Basic weighted average loss per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.15)	(0.39)	(0.51)
Diluted weighted average loss per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.15)	(0.39)	(0.51)

Class B Shares, par value CHF 0.10, CHF 0.10 and CHF 2.50
Shares used in net earnings / (loss) per Class B Share computation:
Weighted average Class B Shares outstanding - basic	4,024,078	3,323,581	2,878,136
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average Class B Shares outstanding - diluted	4,024,078	3,323,581	2,878,136

Net earnings / (loss) per Class B Share
Basic weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	(1.45)	(3.86)	(5.06)
Diluted weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	(1.45)	(3.86)	(5.06)

For purposes of the diluted net loss per share calculation, stock options, convertible instruments and warrants are considered potentially dilutive securities and are excluded from the calculation of diluted net loss per share, because their effect would be anti-dilutive. Therefore, basic and diluted net loss per share was the same for the years ended December 31, 2025, 2024 and 2023, due to the Group’s net loss position.

The following table shows the number of potentially dilutive securities that were excluded from the computation of diluted earnings per share because their effect would have been anti-dilutive.

Dilutive vehicles with anti-dilutive effect	2025	2024	2023
Class B Shares
Total stock options on Class B Shares	378,711	275,791	147,371
Total convertible instruments on Class B Shares	685	3,086	62,324
Total number of Class B Shares from dilutive vehicles with anti-dilutive effect	379,396	278,877	209,695
Class A Shares
Total stock options on Class A Shares	392,720	392,720	392,720
Total number of Class A Shares from dilutive vehicles with anti-dilutive effect	392,270	392,270	392,720